Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018 [1]	Mar. 25, 2017 [1]
Segment Reporting [Abstract]
Unadjusted gross profit	$ 60,055	$ 57,755	$ 62,852
Inventory provisions	(686)	(1,431)	(416)
Other unallocated costs	(998)	(708)	(1,033)
Adjustment of intercompany profit	206	77	129
Gross profit	$ 58,577	$ 55,693	$ 61,532

[1]	Recast (refer to note 1)